Shareholders’ Equity (Details Narrative) - USD ($)														5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 18, 2023	Aug. 18, 2023	Jun. 10, 2023	May 10, 2023	Apr. 10, 2023	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 15, 2022	Nov. 18, 2022	Nov. 17, 2022	Sep. 07, 2021	Aug. 16, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized														1,000,000	1,000,000	1,000,000
Preferred stock, par value														$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding														0	0	0
Preferred stock, shares issued														0	0	0
Number of shares issued, shares															9,604,519
Number of shares issued, value														$ 115,000,000	$ 98,062,139
Shares issued price per share															$ 10.00	$ 10.00
Redemption of warrants description															the Company issues additional shares of Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of our initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by our board of directors and, in the case of any such issuance to our sponsor or its affiliates, without taking into account any founder shares held by our sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial Business Combination on the date of the consummation of our initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of our Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which we consummate our initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price	the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of our initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by our board of directors and, in the case of any such issuance to our sponsor or its affiliates, without taking into account any founder shares held by our sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial Business Combination on the date of the consummation of our initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of our Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which we consummate our initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Warrants outstanding																11,249,740
Warrants issued																11,249,740
Public Warrant [Member]
Class of Stock [Line Items]
Sale of stock, price per share															$ 11.50	$ 11.50
Warrant [Member]
Class of Stock [Line Items]
Warrant term															5 years	5 years
Warrant description															the reported last sale price of the ordinary shares equals or exceeds $18 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Warrant holders, and	the reported last sale price of the ordinary shares equals or exceeds $18 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Warrant holders
Cu Seng Kiu [Member]
Class of Stock [Line Items]
Shares issued to officers												5,000
Li Sin Tan [Member]
Class of Stock [Line Items]
Shares issued to officers												2,500
Ms. Doris Wong Sing Ee [Member]
Class of Stock [Line Items]
Shares issued to officers												2,500
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized														479,000,000	479,000,000	479,000,000
Common stock, par value	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045			$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights description															Holders of the Company’s Class A ordinary shares are entitled to one vote for each share	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Common stock, shares, outstanding														528,075	528,075	528,075
Temporary equity shares redemption														11,500,000	1,216,932	1,895,481
Temporary equity shares redemption														11,500,000
Number of shares issued, shares	1,126,932	1,126,932	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,126,932	1,895,481				678,549
Number of shares issued, value	$ 54,762	$ 54,762	$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 54,762	$ 85,297				$ 7,476,716
Shares issued price per share															$ 11.02
Common stock, shares issued														528,075	528,075	528,075
Common Class A [Member] | Public Warrant [Member]
Class of Stock [Line Items]
Sale of stock, price per share															$ 11.50	$ 11.50
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized														20,000,000	20,000,000	20,000,000
Common stock, par value														$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights description															Holders of the Company’s Class B ordinary shares are entitled to one vote for each share	Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.
Common stock, shares, outstanding														2,875,000	2,875,000	2,875,000
Common stock, shares issued														2,875,000	2,875,000	2,875,000
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Ownership percentage													20.00%	20.00%	20.00%	20.00%
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued, shares													2,875,000
Number of shares issued, value													$ 25,000
Shares issued price per share													$ 0.009